RESTRUCTURING ACTIVITIES - Accrual (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Reserve [Roll Forward]
Restructuring accrual at beginning of period	$ 26.3	$ 13.4	$ 9.5
Accrual and accrual adjustments	(22.4)	25.6	19.8
Cash payments during period	(15.7)	(12.5)	(16.1)
Foreign currency translation	(0.2)	(0.2)	0.2
Restructuring accrual at end of period	$ 32.4	$ 26.3	$ 13.4